Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Schedule of components of income tax expense

The Components of income tax expense were as follows for the periods indicated:

	Year Ended December 31,
(in thousands)	2022	2021	2020
Current
Federal	$—	$—	$—
State	—	—	—
	—	—	—
Deferred
Federal	$11,444	$—	$—
State	1,406	—	—
	12,850	—	—
Income tax expense	$12,850	$—	$—

Schedule of effective tax rate

	Year Ended December 31,
(in thousands)	2022	2021	2020
Income (loss) before income taxes	$275,194	$108,459	$(23,930)

Income tax expense (benefit) at federal statutory rate	57,791	22,776	(5,025)
Net (income) loss prior to Business Combination - non taxable	(46,051)	(22,776)	5,025
State income taxes, net of federal benefit	1,110	—	—
Income tax expense	$12,850	$—	$—
Effective tax rate	4.7%	0.0%	0.0%

Schedule of significant components of deferred tax assets and liabilities

Significant components of deferred tax assets and liabilities are included in the table below:

	Year Ended December 31,
(in thousands)	2022	2021
Deferred tax assets
Net operating loss carryforwards	$11,500	$—
Asset retirement obligation	1,128	—
Other deductible temporary differences	88	—
Total deferred tax assets	12,716	—
Less: valuation allowance	—	—
Net deferred tax assets	$12,716	$—

Deferred tax liabilities
Property, plant and equipment	$(102,112)	$—
Unrealized derivatives	(2,196)	—
Total deferred tax liabilities	(104,308)	—
Net deferred tax liability	$(91,592)	$—